Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

(11)   Subsequent Events

Subsequent events have been evaluated through the date the consolidated financial statements were issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated financial statements were issued.

(12)	Subsequent Events

Subsequent events have been evaluated through the date the consolidated financial statements were issued. There have been no subsequent events that require recognition or disclosure through the date the consolidated financial statements were issued, except as disclosed below.

On January 31, 2023, the Company entered into an amendment (the “Third Amendment”) to the Truist Credit Facility. The Third Amendment amended certain terms of the Truist Credit Facility, including, but not limited to (a) increase the maximum borrowing capacity of the Truist Credit Facility to $1,120,000,000, (b) revise the interest rate for borrowings under the Truist Credit Facility such that borrowings bear interest at a per annum rate equal to (x) for loans for which the Company elects the alternate base rate option, the “alternate base rate” (which is the highest of (A) the prime rate as publicly announced by Truist, (B) the sum of (i) the weighted average of the rates on overnight federal funds transactions, as published by the Federal Reserve Bank of New York plus (ii) 0.5%, and (C) one month Term SOFR (as defined in the Truist Credit Facility) plus 1% per annum) plus 0.875%, and (y) for loans for which the Company elects the term benchmark option, Term SOFR, for borrowings denominated in U.S. dollars, or the applicable term benchmark rate for borrowings denominated in certain foreign currencies, in each case for the related interest period for such borrowing plus 1.875% per annum or such other applicable margin as is applicable to such foreign currency borrowings, and (c) extend the maturity date of the Truist Credit Facility to January 31, 2028 with respect to the loans and commitments held by the lenders who consented to the maturity extension.